Intellectual Property (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Amortization on intellectual property	$ 15,256	$ 15,255